Schedule of cash inflows from an equity financing transaction (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross proceeds	£ 10,091	£ 10,792	£ 15,767
Transaction costs	£ (1,056)	£ (1,050)	£ (1,659)